Investments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Amortized Cost Gross Unrealized Gains Gross Unrealized Losses And Fair Value Of Investments

December 31, 2011		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value
Fixed maturities
USD denominated:
U.S. Governments(1)	$482.8	$12.5	$0.0	$495.3
Non-U.S. Governments	56.2	1.0	1.6	55.6
Obligations of states and political subdivisions	589.3	47.4	0.3	636.4
Credit-Financial	378.3	10.4	5.2	383.5
Credit-Industrial	411.6	20.8	3.4	429.0
Credit-Utility	163.9	7.5	1.2	170.2
Structured securities:
CMO/MBS-agency (3)	516.0	30.7	0.2	546.5
CMO/MBS-non agency	18.5	0.7	0.8	18.4
CMBS (4)	100.7	5.2	0.3	105.6
ABS-residential (5)	15.3	0.1	2.0	13.4
ABS-non residential	47.0	1.0	0.0	48.0
Foreign denominated:
Governments	224.7	9.1	8.8	225.0
Credit	91.1	2.2	4.7	88.6

Total fixed maturities	3,095.4	148.6	28.5	3,215.5
Equity securities	291.5	120.7	8.6	403.6
Other investments	232.3	0.7	1.0	232.0
Short-term investments	296.4	0.0	0.0	296.4

Total investments	$3,915.6	$270.0	$38.1	$4,147.5

December 31, 2010		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in millions)	Cost	Gains	Losses	Value
Fixed maturities
USD denominated:
U.S. Governments(2)	$430.3	$11.3	$0.8	$440.8
Non-U.S. Governments	6.2	0.2	0.0	6.4
Obligations of states and political subdivisions	630.6	25.6	2.9	653.3
Credit-Financial	370.5	12.3	1.7	381.1
Credit-Industrial	378.3	17.6	0.8	395.1
Credit-Utility	164.8	6.4	0.4	170.8
Structured securities:
CMO/MBS-agency (3)	665.7	33.9	0.5	699.1
CMO/MBS-non agency	37.4	1.5	0.6	38.3
CMBS (4)	143.6	6.3	0.9	149.0
ABS-residential (5)	19.3	0.1	2.3	17.1
ABS-non residential	127.7	2.4	0.0	130.1
Foreign denominated:
Governments	202.1	9.5	4.9	206.7
Credit	73.9	2.8	3.1	73.6

Total fixed maturities	3,250.4	129.9	18.9	3,361.4
Equity securities	208.8	116.5	0.8	324.5
Other investments	153.5	0.7	0.0	154.2
Short-term investments	375.2	0.1	0.0	375.3

Total investments	$3,987.9	$247.2	$19.7	$4,215.4

(1)	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $48.7 million amortized cost, $49.1 million fair value.
(2)	Includes corporate bonds backed by the Federal Deposit Insurance Corporation of $87.7 million amortized cost, $89.3 million fair value.
(3)	Collateralized mortgage obligations/mortgage-backed securities (“CMO/MBS”).
(4)	Commercial mortgage-backed securities (“CMBS”).
(5)	Asset-backed securities (“ABS”).

Schedule Of Amortized Cost And Fair Values Of Fixed Maturity Investments, By Contractual Maturity

	Amortized	Fair
(in millions)	Cost	Value
Due in one year or less	$257.1	$258.2
Due after one year through five years	1,264.6	1,295.3
Due after five years through ten years	708.8	753.1
Thereafter	167.4	177.0
Structured securities	697.5	731.9

Total	$3,095.4	$3,215.5

Schedule Of Aging Of Unrealized Losses On Company S Investments In Fixed Maturities Equity Securities And Other Investments

December 31, 2011	Less Than One Year		One Year or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
USD denominated:
U.S. Governments (1)	$41.0	$0.0	$0.0	$0.0	$41.0	$0.0
Non-U.S. Governments	22.4	1.6	0.0	0.0	22.4	1.6
Obligations of states and political subdivisions (1)	1.4	0.0	0.7	0.3	2.1	0.3
Credit-Financial	81.8	3.8	9.4	1.4	91.2	5.2
Credit-Industrial	67.4	3.4	0.0	0.0	67.4	3.4
Credit-Utility	21.7	1.2	0.0	0.0	21.7	1.2
Structured securities:
CMO/MBS-agency	28.9	0.1	3.2	0.1	32.1	0.2
CMO/MBS-non agency	6.7	0.2	4.2	0.6	10.9	0.8
CMBS(1)	0.7	0.0	4.2	0.3	4.9	0.3
ABS-residential	1.2	0.1	9.6	1.9	10.8	2.0
ABS-non residential (1) (2)	4.0	0.0	0.3	0.0	4.3	0.0
Foreign denominated:
Governments	166.3	8.8	0.0	0.0	166.3	8.8
Credit	65.9	4.1	5.3	0.6	71.2	4.7

Total fixed maturities	509.4	23.3	36.9	5.2	546.3	28.5
Equity securities	84.3	8.5	0.2	0.1	84.5	8.6
Other investments	(1.0)	1.0	0.0	0.0	(1.0)	1.0
Short-term investments (1)	21.2	0.0	0.0	0.0	21.2	0.0

Total	$613.9	$32.8	$37.1	$5.3	$651.0	$38.1

(1)	Unrealized losses less than one year are less than $0.1 million.
(2)	Unrealized losses one year or greater are less than $0.1 million

December 31, 2010	Less Than One Year		One Year or Greater		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses	Value	Losses
Fixed maturities
USD denominated:
U.S. Governments(2)	$55.2	$0.8	$2.0	$0.0	$57.2	$0.8
Obligations of states and political subdivisions	122.6	2.6	2.9	0.3	125.5	2.9
Credit-Financial	53.7	0.6	14.8	1.1	68.5	1.7
Credit-Industrial	44.3	0.8	0.0	0.0	44.3	0.8
Credit-Utility	21.7	0.4	0.0	0.0	21.7	0.4
Structured securities:
CMO/MBS-agency	26.5	0.5	0.0	0.0	26.5	0.5
CMO/MBS-non agency	1.1	0.3	6.6	0.3	7.7	0.6
CMBS	5.3	0.1	8.7	0.8	14.0	0.9
ABS-residential	6.4	0.3	8.5	2.0	14.9	2.3
ABS-non residential (1) (2)	1.5	0.0	0.7	0.0	2.2	0.0
Foreign denominated:
Governments	82.9	3.1	32.3	1.8	115.2	4.9
Credit	26.1	1.3	15.8	1.8	41.9	3.1

Total fixed maturities	447.3	10.8	92.3	8.1	539.6	18.9
Equity securities	9.8	0.8	0.0	0.0	9.8	0.8
Short-term investments (1)	4.3	0.0	0.0	0.0	4.3	0.0

Total	$461.4	$11.6	$92.3	$8.1	$553.7	$19.7

(1)	Unrealized losses less than one year are less than $0.1 million.
(2)	Unrealized losses one year or greater are less than $0.1 million.

Schedule Of Investment Income And Expenses

(in millions)	2011	2010	2009
Investment income:
Interest and dividends on fixed maturities	$121.4	$130.7	$133.6
Dividends on equity securities	9.6	8.7	7.9
Interest on short-term and other investments	4.7	2.6	5.7
Other	(0.5)	(0.1)	7.7

	135.2	141.9	154.9
Investment expenses	(9.4)	(8.3)	(9.4)

Net investment income	$125.8	$133.6	$145.5

Schedule Of The Company's Gross Realized Investment Gains (Losses)

(in millions)	2011	2010	2009
Realized gains
Fixed maturities	$30.5	$31.5	$35.6
Equity securities	26.6	6.3	9.1
Other investments	16.1	8.9	2.7
Short-term investments	1.0	0.2	0.0
Gain on sale of real estate	0.0	0.4	0.0

Gross realized investment and other gains	74.2	47.3	47.4
Realized losses
Fixed maturities	(11.6)	(8.2)	(17.2)
Equity securities	(0.7)	(1.1)	(0.9)
Other investments	(10.5)	(0.3)	(0.7)
Short-term investments	(1.0)	(0.1)	(0.3)
Other-than-temporary impairment losses on fixed maturities	(0.1)	(0.8)	(6.9)
Other-than-temporary impairment losses on equity securities	(1.1)	0.0	(20.3)
Other-than-temporary impairment losses on Funds at Lloyd’s foreign currency exchange	0.0	0.0	(17.8)

Gross realized investment and other losses	(25.0)	(10.5)	(64.1)

Net realized investment and other gains (losses)	$49.2	$36.8	$(16.7)

Securities And Letters Of Credit Pledged To Lloyd's As The Company's Corporate Member's Capital

(in millions)
Letters of credit	$124.9
Fixed maturities, at fair value	125.4
Short-term investments, at fair value	4.8

Total securities and letters of credit pledged to Lloyd’s	$255.1

Financial Assets Measured At Fair Value On A Recurring Basis

(in millions)		Fair Value Measurements at Reporting Date Using
	December 31, 2011	Level 1 (a)	Level 2 (b)	Level 3 (c)
Fixed maturities
USD denominated:
U.S. Governments	$495.3	$214.9	$280.4	$0.0
Non-U.S. Governments	55.6	0.0	55.6	0.0
Obligations of states and political subdivisions	636.4	0.0	636.4	0.0
Credit-Financial	383.5	0.0	382.8	0.7
Credit-Industrial	429.0	0.0	429.0	0.0
Credit-Utility	170.2	0.0	170.2	0.0
Structured securities:
CMO/MBS-agency	546.5	0.0	546.5	0.0
CMO/MBS-non agency	18.4	0.0	18.4	0.0
CMBS	105.6	0.0	105.6	0.0
ABS-residential	13.4	0.0	13.4	0.0
ABS-non residential	48.0	0.0	48.0	0.0
Foreign denominated:
Governments	225.0	0.0	225.0	0.0
Credit	88.6	0.0	88.6	0.0

Total fixed maturities	3,215.5	214.9	2,999.9	0.7
Equity securities	403.6	352.2	49.0	2.4
Other investments	99.9	0.0	99.9	0.0
Short-term investments	296.4	260.7	35.7	0.0
Other assets	9.0	0.0	0.0	9.0

	$4,024.4	$827.8	$3,184.5	$12.1

(in millions)		Fair Value Measurements at Reporting Date Using
	December 31, 2010	Level 1 (a)	Level 2 (b)	Level 3 (c)
Fixed maturities
USD denominated:
U.S. Governments	$440.8	$146.2	$294.6	$0.0
Non-U.S. Governments	6.4	0.0	6.4	0.0
Obligations of states and political subdivisions	653.3	0.0	653.3	0.0
Credit-Financial	381.1	0.0	380.4	0.7
Credit-Industrial	395.1	0.0	395.1	0.0
Credit-Utility	170.8	0.0	170.8	0.0
Structured securities:
CMO/MBS-agency	699.1	0.0	699.1	0.0
CMO/MBS-non agency	38.3	0.0	38.3	0.0
CMBS	149.0	0.0	149.0	0.0
ABS-residential	17.1	0.0	17.1	0.0
ABS-non residential	130.1	0.0	130.1	0.0
Foreign denominated:
Governments	206.7	0.0	206.7	0.0
Credit	73.6	0.0	73.6	0.0

Total fixed maturities	3,361.4	146.2	3,214.5	0.7
Equity securities	324.5	253.3	50.2	21.0
Other investments	91.0	0.0	91.0	0.0
Short-term investments	375.3	369.0	6.3	0.0

	$4,152.2	$768.5	$3,362.0	$21.7

(a)	Quote prices in active markets for identical assets
(b)	Significant other observable inputs
(c)	Significant unobservable inputs

Schedule Of Reconciliation Of The Beginning And Ending Balances For The Investments Categorized As Level 3

Fair Value Measurements Using Unobservable Inputs (Level 3)

(in millions)	Credit Financial	Equity Securities	Other Assets	Total
Beginning balance, January 1, 2011	$0.7	$21.0	$0.0	$21.7
Transfers into Level 3	0.0	0.0	0.0	0.0
Transfers out of Level 3	0.0	0.0	0.0	0.0
Total gains or losses (realized/unrealized):				0.0
Included in net loss	0.0	20.5	0.0	20.5
Included in other comprehensive income	0.0	(15.5)	0.0	(15.5)
Purchases, issuances, sales, and settlements				0.0
Purchases	0.0	0.0	9.0	9.0
Issuances	0.0	0.0	0.0	0.0
Sales	0.0	(23.6)	0.0	(23.6)
Settlements	0.0	0.0	0.0	0.0

Ending balance, December 31, 2011	$0.7	$2.4	$9.0	$12.1

Amount of total gains or losses for the period included in net loss attributable to the change in unrealized gains or losses relating to assets still held at December 31, 2011	$0.0	$0.0	$0.0	$0.0

Fair Value Measurements Using Unobservable Inputs (Level 3)

(in millions)	Credit Financial	Equity Securities	Total
Beginning balance, January 1, 2010	$0.7	$14.0	$14.7
Transfers into Level 3	0.0	7.7	7.7
Transfers out of Level 3	0.0	(1.3)	(1.3)
Total gains or losses (realized/unrealized):
Included in net income	0.0	0.0	0.0
Included in other comprehensive income	0.0	1.8	1.8
Purchases, issuances, sales, and settlements
Purchases	0.0	0.0	0.0
Issuances	0.0	0.0	0.0
Sales	0.0	(1.2)	(1.2)
Settlements	0.0	0.0	0.0

Ending balance, December 31, 2010	$0.7	$21.0	$21.7

Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at December 31, 2010	$0.0	$0.0	$0.0